Long-Term Debt and Short-Term Borrowings - Narrative (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	Jul. 31, 2014 EUR (€)	Dec. 31, 2012 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Sep. 30, 2016 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)
Floating Rate UK Borrowing repaid December 2014
Debt Instrument [Line Items]
Term of debt instrument				3 years
Current borrowing capacity				£ 66					$ 106
Five-year credit facility agreement
Debt Instrument [Line Items]
Term of debt instrument	5 years				5 years
Credit facility amount prior to new agreement	$ 2,250
Current borrowing capacity					$ 3,750
Maximum increase available subject to lender approval					1,250
Maximum borrowing capacity including portion subject to lender approval					$ 5,000
Required minimum EBITDA to Interest Ratio					3.0	3.0
Number of consecutive quarters over which the ratio of required EBITDA to Interest Ratio is calculated					4
Actual EBITDA to Interest Ratio					44
Fixed rate medium term note due 2020
Debt Instrument [Line Items]
Principal amount					$ 200
June 2014 medium term notes issued
Debt Instrument [Line Items]
Principal amount								$ 950
Fixed rate euro medium term note due February 2022
Debt Instrument [Line Items]
Principal amount | €						€ 500
Fixed rate euro medium term note due 2031
Debt Instrument [Line Items]
Principal amount | €						€ 500
Fixed rate medium term notes due 2021
Debt Instrument [Line Items]
Principal amount					600
Fixed rate medium term notes due 2026
Debt Instrument [Line Items]
Principal amount					650
Fixed rate medium term notes due 2046
Debt Instrument [Line Items]
Principal amount					500
Fixed rate Eurobond which matured in July 2014
Debt Instrument [Line Items]
Principal amount | €			€ 1,025
Term of debt instrument			7 years
Interest rate, stated percentage (as a percent)			5.00%
Fixed rate medium term notes repaid 2016
Debt Instrument [Line Items]
Principal amount							$ 1,000
Stand alone letters of credit and bank guarantees
Debt Instrument [Line Items]
Amount of stand alone letters of credit and bank guarantees outstanding utilized in connection with normal business activities					$ 291
Interest rate swap contracts | Fixed rate medium term note due 2018
Debt Instrument [Line Items]
Derivative notional amount		$ 450
Term of derivative contract		3 years
Interest rate swap contracts | Fixed rate medium term note due 2020
Debt Instrument [Line Items]
Derivative notional amount		$ 300
Term of derivative contract		5 years
Interest rate swap contracts | June 2014 medium term notes issued
Debt Instrument [Line Items]
Derivative notional amount								$ 600